Basis of preparation and general principles (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020		Oct. 04, 2027	Oct. 04, 2026	Feb. 06, 2023	Feb. 03, 2023	Sep. 28, 2022	Sep. 30, 2019
Basis Of Preparation And General Principles [Line Items]
Total income/(loss)	€ (565.7)	€ (46.0)	[1]	€ (25.6)
Profit (loss) from operating activities	(580.0)	(30.3)	[1]	(14.8)
Total equity	(617.3)	(373.4)		(347.1)							€ (370.3)
Current borrowings and current portion of non-current borrowings	40.0
Minimum quarterly cash requirement	30.0
Cash and cash equivalents	€ 43.0	50.7	[2]	95.6	[2]						108.1	[2]
Par value (in EUR per share)	€ 0.12
Put right commitments from SIGNA Holding GmbH
Basis Of Preparation And General Principles [Line Items]
Commitments received									€ 130.0
Senior unsecured convertible loan | Subscription agreement with SIGNA Holding GmbH
Basis Of Preparation And General Principles [Line Items]
Face value										€ 100.0
Borrowings conversion rate (in EUR per share)	€ 10.3686
Borrowings upsize option										200.0
Senior unsecured convertible loan | Subscription agreement with SIGNA Holding GmbH | Minimum
Basis Of Preparation And General Principles [Line Items]
Borrowings upsize option										€ 1.0
Senior unsecured convertible loan | Subscription agreement with SIGNA Holding GmbH | EURIBOR
Basis Of Preparation And General Principles [Line Items]
Borrowings, adjustment to interest rate basis										4.00%
Borrowings, adjustment to interest rate basis, in-kind payments										7.00%
Senior Unsecured Convertible Loan - Bearer Bond | Subscription agreement with SIGNA Holding GmbH
Basis Of Preparation And General Principles [Line Items]
Face value										€ 1.0
SIGNA Holdings revolving credit agreement 3 | Amendment agreement with SIGNA Holding
Basis Of Preparation And General Principles [Line Items]
Borrowings maximum amount								€ 50.0
Forecast
Basis Of Preparation And General Principles [Line Items]
Minimum quarterly cash requirement	€ 50.0
Minimum quarterly requirement, EBITDA	20.0
Forecast | Senior unsecured convertible loan | EURIBOR
Basis Of Preparation And General Principles [Line Items]
Borrowings, adjustment to interest rate basis						6.00%	5.00%
Borrowings, adjustment to interest rate basis, in-kind payments						9.00%	8.00%
Forecast | LBBW credit facility
Basis Of Preparation And General Principles [Line Items]
Liquidity covenant requirement	30.0
Retained earnings
Basis Of Preparation And General Principles [Line Items]
Total income/(loss)	(565.7)	(46.0)		(24.8)
Total equity	€ 758.3	€ 206.3		€ 64.6							€ 39.7

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.
[2]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.